Note 27 - Financial Instruments and Risks - Fair Value Hierarchy (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income		R$ 3,644.7	R$ 3,778.4
Financial asset at fair value through profit or loss		14.6	13.4
Derivatives assets at fair value through profit or loss		37.6	34.1
Derivatives - operational hedge		135.7	220.8
Total		3,832.6	4,046.7
Financial liabilities at fair value through profit and loss (i)	[1]	3,092.2	2,669.5
Derivatives liabilities at fair value through profit or loss		17.9	243.4
Derivatives liabilities - operational hedge		337.5	438.4
Total		3,447.6	3,351.3
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income		3,644.7	3,778.4
Financial asset at fair value through profit or loss		14.6	13.4
Derivatives assets at fair value through profit or loss			0.1
Derivatives - operational hedge		25.1	1.6
Total		3,684.4	3,793.5
Financial liabilities at fair value through profit and loss (i)	[1]
Derivatives liabilities at fair value through profit or loss			0.5
Derivatives liabilities - operational hedge		43.2	36.6
Total		43.2	37.1
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through profit or loss
Derivatives assets at fair value through profit or loss		37.6	34.0
Derivatives - operational hedge		110.6	219.2
Total		148.2	253.2
Financial liabilities at fair value through profit and loss (i)	[1]
Derivatives liabilities at fair value through profit or loss		17.9	242.9
Derivatives liabilities - operational hedge		294.3	401.8
Total		312.2	644.7
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through profit or loss
Derivatives assets at fair value through profit or loss
Derivatives - operational hedge
Total
Financial liabilities at fair value through profit and loss (i)	[1]	3,092.2	2,669.5
Derivatives liabilities at fair value through profit or loss
Derivatives liabilities - operational hedge
Total		R$ 3,092.2	R$ 2,669.5

[1]	Refers to the put option granted on subsidiary as described in Note 21 d(4).